As filed with the Securities and Exchange Commission on December 9, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E Wisconsin Avenue, Fl 4
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2011

Date of reporting period:  September 30, 2011

Item 1. Reports to Stockholders.

ANNUAL REPORT

September 30, 2011

BOSTON COMMON
INTERNATIONAL FUND

Message from the Advisor

Dear Fellow Shareholders,

As we sum up our fiscal ‘year’ ending September 30, 2011 the Boston Common International Fund has not yet completed a full 12 months since its inception in December, 2010.

We introduced the Boston Common International Fund in an effort to fill a void in the international mutual fund marketplace. We believe the Fund provides investors with an option to participate in an investment philosophy that integrates financial and sustainability research. We pursue long-term capital appreciation by seeking to invest in diversified portfolios of high-quality, socially responsible stocks. Through rigorous analysis of financial, environmental, social, and governance (ESG) factors, we identify attractively valued companies for investment.

We also use our voice as shareholders to urge portfolio companies to improve transparency and accountability and to adopt leading ESG practices. We highlight some of the work that your Fund has participated in over the last six months within this document.

For many of you this will be your first letter from us and we take this opportunity to welcome you as shareholders.

Geeta Aiyer	Matt Zalosh
President & Founder	Chief Investment Officer
Boston Common Asset Management, LLC	International Strategies

Investment Outlook

Since our last report, global economic prospects have become more precarious.  Anxiety over European sovereign debt issues, weakening economic indicators in the developed economies, and inflationary pressures in emerging markets have caught investor attention, yet corporate earnings have continued, for the most part, to come in ‘as expected.’  With the correction in global equity markets accelerating over the last months, valuations look compelling versus long term averages and dividend yields have surpassed bond yields in some markets. Although headline risks remain elevated over the near-term, we are cautiously optimistic in our long-term expectations for international equities.

Europe

European policymakers are struggling to contain the sovereign debt crisis that is threatening much of Southern Europe. The current, incremental approach to solving the crisis may continue to disappoint investors and cause on-going market volatility.  As capital markets increasingly demand decisive actions, we believe Eurozone officials, especially German politicians, will ultimately take the necessary steps to keep the union together.  This may include providing sufficient funds to stem the tide of sovereign bond market contagion, assisting in the timely recapitalization of weaker banks, and gradually moving towards more effective fiscal coordination.  A potential positive outcome of this crisis is that the market pressures and volatility could enable passage of otherwise politically unpalatable reforms that could enhance growth prospects.  For example, reforms that help restructure the labor markets by easing employment constraints could help boost the region’s long-term growth potential.

Over time, greater clarity on the Eurozone’s future should enable healthy economic growth in Germany, France, and the Nordic region. However, countries in the European periphery are likely to face persistent structural challenges that present a difficult investing environment. The Fund remains underweight Europe, especially deemphasizing Financials and Consumer Discretionary stocks because we remain wary of balance sheet strength and household spending prospects in the region.  We are overweight the European Consumer Staples and Healthcare sectors where we see favorable long-term demand dynamics and diverse geographic end-markets with exposure to emerging economies.

Japan

The Japanese economy appears to be on the road to recovery from the Tohuku earthquake with industrial production improving from the declines of March and April although still below pre-tsunami levels.  In the midst of the European sovereign debt crisis, investors are willing to buy Japanese government bonds at a yield of less than 1% and the Yen continues to enjoy “safe haven” status, despite the fact that Japan is the most indebted government relative to economic output in the developed world.  Without changes, sustained economic growth continues to face headwinds from long-term demographic trends.  In our opinion, the shrinking Japanese labor force is likely to dampen domestic growth opportunities. We are underweight Japan and over half of our relatively modest Japanese holdings are in the industrial sector, geared to global growth, and in the healthcare sector, where we think demand could rise as a function of local demographics.

Asia Pacific and Emerging Markets

Emerging markets’ robust demand for industrial and consumer products played an important role in stopping the precipitous decline of the 2008 recession. In this cycle, strong growth in the region has led to concerns about overheating economies and accelerating inflationary pressures, including worries about a Chinese real estate bubble. Policymakers responded with interest rate hikes to cool growth and dampen consumer and asset pricing pressure.  However, trade-dependent emerging economies are unlikely to be immune from the effects of weak U.S. and European demand, even if growing intra-regional trade has diluted their dependence on the developed world.  Prospects of slowing export demand and recent commodity price declines may help alleviate inflationary pressures and some Emerging Markets authorities have started easing monetary policy.

Long-term fundamentals look relatively strong in many emerging nations.  Ever mindful of valuation, we look to add exposure to the region over time.  Our overweight of Asia Pacific, including the Emerging Markets, is focused on domestic beneficiaries of secular growth; our holdings cluster in the Financials and Consumer sectors.

Fund Portfolio Activity

A sampling of the activity in the Fund over the last six months includes the purchase of British industrial company Spirax-Sarco Engineering.  The company sells steam-based heat exchange systems and peristaltic pumps. Industrial customers can recoup their investment in these products over a few years via energy and water cost savings. Emerging markets account for 40% of Spirax’s revenues and recurring maintenance is a key contributor to sales, providing avenues for growth and stability.

We purchased Naspers Ltd., a South African media company, with a strong competitive position in the South African satellite TV business. In addition, the company holds stakes in a variety of compelling global internet assets, including Chinese leader Tencent.  At the same time, we sold Sohu.com, a Chinese Internet company with a more narrow business mix relative to Naspers.

We also sold Australia and New Zealand Banking Group because we were concerned about rising credit losses and a potentially misguided acquisition strategy.  Keeping our exposure to Australia steady, we started a position in electric utility and power company Origin Energy Ltd.  The company is a leading provider in the stable electricity distribution business and is developing a large natural gas project for its power hungry Asian neighbors.  We also think Origin is a sustainability leader with its commitment to energy efficiency and renewable power.

Fund Shareowner Engagement

Human rights remain a key focus for the Fund’s engagement initiatives.  This includes the continued drive to raise awareness around human trafficking and modern day slavery, which encompasses forced labor, slave labor and child labor. Recently Boston Common helped to draft an investor statement sent to 27 global companies in the high risk sectors of agriculture, apparel, electronics, food & beverage and hotel & tourism.  The statement includes recommendations such as impact assessments, employee training and working collaboratively at the industry level.  Boston Common shared the statement with Unilever N.V. and Vodafone Group PLC, two Fund portfolio companies, during recent meetings in London to expand the dialogue on the expanding human rights responsibility facing corporations globally.  This is especially timely given the adoption of the new Guiding Principles for implementing the UN Framework “Protect, Respect, Remedy”, adopted in June 2011.

For five years, Boston Common has also engaged portfolio companies urging them to adopt a comprehensive policy regarding the sourcing of cotton in Uzbekistan, which is known for using forced child labor. In September, through a campaign in which we participate, organized by the Responsible Sourcing Network, more than 60 global retailers and brands publicly pledged to avoid sourcing Uzbek cotton. Adidas AG, a fund holding, signed the pledge upon Boston Common’s urging.

Management’s Discussion of Fund Performance for the period ending September 30, 2011

The market correction that started in earnest at the beginning of the summer swamped the modest gains achieved during the first half of 2011. As a result, year to date, the Fund has declined 17.33%.  From inception on December 29, 2010, the Fund’s value has declined by 17.36% over the slightly more than 9 months ending September 30, 2011.

Year-to-date the MSCI EAFE index has declined 15.0%.  In local currency, the MSCI EAFE fell by 15.6% as a weakening Dollar added an additional 0.6% to U.S. investors’ returns.  Solid corporate earnings were not enough to stem the rising concerns that the developed world was sliding back into a recession.  Ongoing uncertainty related to the future of the Eurozone and possible defaults by several member nations contributed to the recent market correction.

As macroeconomic fears rose, investors fled from the more economically sensitive sectors like Industrials (-18.4%) and Financials (-21.3%) reversing the flow of funds from earlier in the year. More defensive sectors like Healthcare (-0.1%), Consumer Staples (-1.7%) and Telecommunications (-3.6%) benefited, on a relative basis, as investors expected these sectors to deliver more stable earnings. Stock selection in the Energy sector was the largest detractor from the Fund’s relative returns.  The underweight of the Consumer Staples sector also detracted from relative performance.  The Fund benefited from stock selection in the Technology and Materials sectors.

From a regional perspective, Europe ex. UK (-18.3%) lagged Japan (-10.9%) and the UK (-10.7%).  The UK benefitted from its more defensive market composition while Japan was seen as a safe haven with a recovering economy and strengthening currency.  The Fund’s stock selection in Asia ex. Japan was the largest drag on relative performance. Japan also detracted from the Fund’s relative returns.  In Europe ex. UK, the Fund benefited from its relatively limited exposure to Eurozone banks.

While the Fund’s performance relative to the MSCI EAFE index is lagging, the majority of the differential occurred in the first 6 months of 2011.  Investing the large cash flows early in the Fund’s start up on days when the market opened higher created a drag on performance.  In addition, exposure to emerging markets which have declined on fears of inflation and slowing growth held back Fund performance.  We believe the strong growth dynamics in these economies supports the Fund’s continued exposure.

Equity Portfolio Regions
as of September 30, 2011
% of Net Assets

Region	Fund Holdings	MSCI EAFE
United Kingdom	16.5%	22.2%
Developed Europe x UK	44.7%	41.7%
Japan	18.4%	23.1%
Developed Asia-Pacific x Japan	9.8%	13.0%
Emerging Markets	9.7%	0.0%
Other Assets and Liabilities	0.9%	0.0%
Total Equity	100.0%	100.0%

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results.

The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Fund’s sustainability policy could cause it to perform differently compared to similar funds that do not have such a policy.  This policy may result in the Fund foregoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for reasons when it might be otherwise disadvantageous for it to do so.

Diversification does not assure a profit or protect against loss in a declining market.

The opinions expressed are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

The Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index is an unmanaged index of over 1000 foreign common stock prices including the reinvestment of dividends.  It is widely recognized as a benchmark for measuring the performance of international value funds.  You cannot invest directly in an index.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Please see the Schedule of Investments in this report for complete fund holdings.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security mentioned.

BOSTON COMMON INTERNATIONAL FUND

COUNTRY ALLOCATION For the Period Ended September 30, 2011 (Unaudited)

Country Allocation	% of Net Assets
Australia	6.0%
Belgium	1.4%
Brazil	2.1%
China	0.7%
Denmark	0.3%
Finland	1.9%
France	6.9%
Germany	7.4%
Hong Kong	1.9%
Israel	1.4%
Japan	18.4%
Luxembourg	2.7%
Mexico	1.8%
Netherlands	5.5%
Norway	3.5%
Portugal	0.9%
Singapore	2.0%
South Africa	2.0%
Spain	0.9%
Switzerland	11.9%
Taiwan	1.3%
Thailand	1.7%
United Kingdom	16.5%
Cash & Equivalents	0.9%

BOSTON COMMON INTERNATIONAL FUND

EXPENSE EXAMPLE For the Period Ended September 30, 2011 (Unaudited)

As a shareholder of the Boston Common International Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/11 – 9/30/11).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  Currently, if you request a redemption be made by wire, a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem shares that have been held for less than 30 days. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests, in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary and are not included in the example below.  The example includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and transfer agent fees.  However, the example does not include portfolio trading commissions and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other

BOSTON COMMON INTERNATIONAL FUND

EXPENSE EXAMPLE For the Period Ended September 30, 2011 (Unaudited) (Continued)

funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/11	9/30/11	4/1/11 – 9/30/11*
Actual	$1,000.00	$812.70	$6.13
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,018.30	$6.83

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35% (reflecting fee waivers in effect) multiplied by the average account value over the period, multiplied by 183/365 days.

BOSTON COMMON INTERNATIONAL FUND

Value of $100,000 vs. MSCI EAFE
(Unaudited)

Average Annual Returns	Since Inception
Periods Ended September 30, 2011	(12/29/10)
Boston Common International Fund	(17.36%)
MSCI EAFE Index	(15.35%)

This chart illustrates the performance of a hypothetical $100,000 investment made on December 29, 2010, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends.

BOSTON COMMON INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS at September 30, 2011

Shares	Security Description	Value $

COMMON STOCKS – 97.7%

Australia – 6.0%
75,515	AMP LTD	$288,649
255,335	Infigen Energy	56,830
24,870	Origin Energy	322,493
24,680	Sims Metal Management
	LTD – ADR	292,211
11,825	WorleyParsons LTD	300,952
		1,261,135

Belgium – 1.4%
7,840	Umicore SA	288,482
		288,482

24,615	Gafisa SA – ADR	142,029
		142,029

China – 0.7%
6,960	New Oriental Education
	and Technology Group,
	Inc – ADR*	159,871
		159,871

Denmark – 0.3%
3,600	Vestas Wind System A/S*	58,850
		58,850

Finland – 1.9%
15,680	Sampo Group	397,667
		397,667

France – 6.9%
28,610	Air Liquide – ADR	668,329
25,580	AXA SA – ADR	336,377
5,655	Casino Guichard
	Perrachon SA	445,030
		1,449,736

Germany – 7.4%
6,170	adidas AG	378,387
13,945	Henkel AG and
	Company KGaA	609,815
6,810	SAP AG – ADR	344,722
1,285	SMA Solar
	Technology AG	67,778
1,605	Vossloh AG	159,229
		1,559,931

Hong Kong – 1.9%
33,400	Hang Seng Bank LTD	393,943
		393,943

Israel – 1.4%
5,785	Check Point Software
	Technologies LTD*	305,217
		305,217

Japan – 18.4%
4,385	DISCO Corporation	211,490
2,200	FANUC LTD	308,907
14,140	Honda Motor Company
	LTD – ADR	412,181
11,825	Kubota Corporation – ADR	472,054
15,000	Mitsui Fudosan Company	241,735
20,415	NGK Insulators LTD	312,591
31,410	Nippon Electronic
	Glass Company LTD	289,951
14,330	Sony Corporation – ADR	272,270
14,160	SYSMEX Corporation	513,123
10,700	TERUMO Corporation	563,924
4,048	Toray Industries,
	Inc – ADR*	280,364
		3,878,590

Luxembourg – 2.7%
19,280	Subsea 7 SA – ADR*	369,212
7,995	Tenaris SA – ADR	203,473
		572,685

Mexico – 1.8%
17,610	America Movil
	SAB de CV – ADR	388,829
		388,829

Netherlands – 5.5%
11,185	ASML Holding
	NV – ADR	386,330
15,810	Koninklijke Philips
	Electronics NV – ADR	283,631
16,005	Unilever NV – ADR	503,998
		1,173,959

Norway – 3.5%
16,195	Petroleum Geo-Services*	165,258
26,415	Statoil ASA – ADR	569,243
		734,501

The accompanying notes are an integral part of these financial statements.

BOSTON COMMON INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS at September 30, 2011 (Continued)

Shares	Security Description	Value $

Portugal – 0.9%
33,290	EDP Renovaveis SA*	$182,415
		182,415

Singapore – 2.0%
127,000	CapitaLand LTD	239,843
103,000	Olam International	178,767
		418,610

South Africa – 2.0%
4,845	Naspers LTD	210,595
17,930	Standard Bank
	Group LTD	206,047
		416,642

Spain – 0.9%
8,805	Abengoa SA	188,861
		188,861

Switzerland – 11.9%
29,175	ABB LTD – ADR	498,309
10,475	Julius Baer Gruppe AG	354,791
10,796	Novartis AG – ADR	602,093
17,675	Roche Holding
	LTD – ADR	710,888
3,855	Sonova Holding AG	351,943
		2,518,024

Taiwan – 1.3%
25,105	Taiwan Semiconductor
	Manufacturing Company
	LTD – ADR	286,950
		286,950

Thailand – 1.7%
95,100	Kasikornbank PLC	357,944
		357,944

United Kingdom – 16.5%
137,470	Barclays PLC	345,888
10,465	HSBC Holdings
	PLC – ADR	398,089
5,400	Johnson Matthey
	PLC – ADR	265,410
27,570	Pearson PLC – ADR	482,751
18,315	Scottish & Southern
	Energy PLC – ADR	368,681
7,390	Smith & Nephew
	PLC – ADR	330,259
6,673	Spirax-Sarco
	Engineering PLC	186,682
19,985	Standard Chartered
	Bank PLC	401,090
28,085	Vodafone Group
	PLC – ADR	720,380
		3,499,230

TOTAL COMMON STOCKS
(Cost $24,931,642)		20,634,101

PREFERRED STOCKS – 1.4%
Brazil – 1.4%
20,165	Companhia Energetica
	de Minas Gerais – ADR	299,249

TOTAL PREFERRED STOCKS
(Cost $387,565)		299,249

SHORT TERM INVESTMENTS – 0.6%
126,196	Fidelity Money Market
	Portfolio, 0.12% (1)	126,196

TOTAL SHORT TERM INVESTMENTS
(Cost $126,196)		126,196

TOTAL INVESTMENTS – 99.7%
(Cost $25,445,402)		21,059,546
Other Assets in Excess
of Liabilities – 0.3%		64,660
NET ASSETS – 100.0%		$21,124,206

ADR  American Depository Receipt
*	Non-Income Producing
(1)	Seven day yield as of September 30, 2011.

The accompanying notes are an integral part of these financial statements.

BOSTON COMMON INTERNATIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2011

ASSETS:
Investments in Securities, at Value
(cost $25,445,402) (See Note 2)	$21,059,546
Cash	91,076
Receivables:
Dividends and Interest	41,251
Fund Shares Sold	14,500
Prepaid Expenses and Other Assets	483
Total Assets	21,206,856

LIABILITIES:
Payables:
Professional Fees	19,895
Registration Fees	17,782
Due from Advisor, Net	13,393
Administration & Accounting Fees	8,095
Printing & Mailing Fees	6,015
Custody Fees	5,993
Transfer Agent Fees	4,188
Chief Compliance Officer Fees	2,075
Fund Shares Redeemed	10
Other Accrued Expenses	5,204
Total Liabilities	82,650
NET ASSETS	$21,124,206

COMPONENTS OF NET ASSETS:
Paid-in Capital	$25,596,175
Undistributed Net Investment Income	93,422
Accumulated Net Realized Loss on Investments	(179,535)
Net Unrealized Depreciation of Investments	(4,385,856)
Net Assets	$21,124,206

Net Asset Value (unlimited shares authorized):
Net Assets	$21,124,206
Shares Issued and Outstanding	1,022,598
Net Asset Value, Offering and
Redemption Price per Share	$20.66

The accompanying notes are an integral part of these financial statements.

BOSTON COMMON INTERNATIONAL FUND

STATEMENT OF OPERATIONS For the Period Ended September 30, 20111

INVESTMENT INCOME
Income:
Dividends (net of foreign
withholding tax of $21,966)	$210,260
Interest	536
Total Investment Income	210,796

Expenses:
Investment Advisory Fees	76,674
Administration & Accounting Fees	48,741
Transfer Agent Fees	20,747
Custodian Fees	30,103
Registration Fees	25,435
Professional Fees	21,931
Reports to Shareholders	12,055
Chief Compliance Officer Fees	9,075
Miscellaneous Expenses	7,779
Trustee Fees	4,048
Insurance Expenses	1,059
Total Expenses	257,647
Less: Expenses Waived or Reimbursed	(140,647)
Net Expenses	117,000
Net Investment Income (Loss)	93,796

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net Realized Loss on Investments	(179,909)
Net Change in Unrealized Depreciation of Investments	(4,385,856)
Net Realized and Unrealized Loss on Investments	(4,565,767)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,471,969)

1  Fund commenced operations on December 29, 2010.

The accompanying notes are an integral part of these financial statements.

BOSTON COMMON INTERNATIONAL FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30,
20111
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net Investment Income	$93,796
Net Realized Loss on Investments	(179,909)
Net Change in Unrealized Depreciation of Investments	(4,385,856)

Net Decrease in Net Assets
Resulting from Operations	(4,471,969)

Net Increase in Net Assets Resulting
from Capital Share Transactions (a)	25,596,175

Total Increase in Net Assets	21,124,206

NET ASSETS
Beginning of Period	—
End of Period	$21,124,206
Undistributed Net Income at End of Period	$93,422

(a)	Summary of share transactions is as follows:

	Period Ended
	September 30, 2011
	Shares	Value
Shares Sold	1,114,141	$27,530,475
Reinvested Dividends	—	—
Shares Redeemed	(91,543)	(1,934,300)
	1,022,598	$25,596,175
Beginning Shares	—
Ending Shares	1,022,598

1	Fund commenced operations on December 29, 2010.

The accompanying notes are an integral part of these financial statements.

BOSTON COMMON INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended
September 30,
20111
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income2	0.20
Net Loss on Investments (Realized and Unrealized)	(4.54)
Total from Investment Operations	(4.34)

Net Asset Value, End of Period	$20.66
Total Return3	(17.36)%

SUPPLEMENTAL DATA
Net Assets, End of Period (000’s)	$21,124
Ratios to Average Net Assets:4
Expenses Before Fees Waived	3.00%
Expenses After Fees Waiver	1.35%
Net Investment Income (Loss)	1.09%
Portfolio Turnover Rate3	19.71%

1	Fund commenced operations on December 29, 2010.
2	Calculated using the average shares outstanding method.
3	Not annualized.
4	Annualized.

The accompanying notes are an integral part of these financial statements.

BOSTON COMMON INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS September 30, 2011

NOTE 1 – ORGANIZATION

The Boston Common International Fund (the “Fund”) is a series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Fund commenced operations on December 29, 2010.

The Fund’s investment objective is to seek long-term capital appreciation.  The Fund seeks to preserve and build capital over the long term through investing in a diversified portfolio of stocks and American Depositary Receipts of companies it believes are high quality and undervalued.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset

BOSTON COMMON INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Continued)

value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2011, the Fund did not hold fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

BOSTON COMMON INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Continued)

Description	Level 1	Level 2	Level 3
Common Stock*	$19,859,028	$775,073	$—
Preferred Stock*	299,249	—	—
Short-Term Investments	126,196	—	—
Total Investments
in Securities	$20,284,473	$775,073	$—

*	See the Schedule of Investments for the investments detailed by country.

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.2% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

BOSTON COMMON INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Continued)

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Fund’s post-October capital losses are $140,280.  At September 30, 2011, the Fund had no capital loss carryforwards available for federal income tax purposes.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2011 tax returns.  The Fund identifies their major tax jurisdictions as U.S. Federal and State of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

BOSTON COMMON INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Continued)

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on shares held less than 30 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the fiscal year ended September 30, 2011, the fund decreased undistributed net investment income by $374 and decreased accumulated net realized loss by $374.

J.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s Financial Statements.

K.
New Accounting Pronouncement.  In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value

BOSTON COMMON INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Continued)

hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

L.
Regulated Investment Company Modernization Act.  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies.  The changes are generally effective for taxable years beginning after the date of enactment.  One of the more prominent changes addresses capital loss carryforwards.  Under the Act, each fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Boston Common Asset Management, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.90% based upon the average daily net assets of the Fund.  For the period ended September 30, 2011 the Fund incurred $76,674 in advisory fees.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 1.35% of the Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  Any fees

BOSTON COMMON INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS September 30, 2011 (Continued)

waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to the agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.

At September 30, 2011, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $140,647.  The Advisor may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
September 30, 2014	$140,647

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For the period ended September 30, 2011, the Fund incurred $69,488 in administration, accounting and transfer agent fees.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the period ended September 30, 2011, the Fund was allocated $9,075 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

BOSTON COMMON INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS September 30, 2011

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2011, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, was $27,678,059 and $2,174,735, respectively.

There were no purchases or sales of U.S. Government obligations for the period ended September 30, 2011.

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2011 was as follows:

Cost of investments	$25,483,906
Gross tax unrealized appreciation	50,277
Gross tax unrealized depreciation	(4,474,637)
Net tax unrealized depreciation	$(4,424,360)
Unrealized depreciation on currencies	(1,125)
Undistributed ordinary income	93,796
Undistributed long term capital gains	—
Total distributable earnings	93,796
Other accumulated losses	(140,280)
Total accumulated losses	$(4,471,969)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

For the period ended September 30, 2011, there were no distributions made by the Fund.

BOSTON COMMON INTERNATIONAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Boston Common International Fund and
The Board of Trustees of
Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Boston Common International Fund, a series of Professionally Managed Portfolios, as of September 30, 2011 and the related statement of operations, the statement of changes in net assets and the financial highlights for the period December 29, 2010 (commencement of operations) to September 30, 2011.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Boston Common International Fund as of September 30, 2011, the results of its operations, the changes in its net assets and the financial highlights for the period December 29, 2010 to September 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 22, 2011

BOSTON COMMON INTERNATIONAL FUND

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex(2)	Other
Name, Age	with the	Length of	During	Overseen	Directorships
and Address	Trust	Time Served	Past Five Years	by Trustees	Held

Independent Trustees of the Trust(1)

Dorothy A. Berry	Chairman	Indefinite	President, Talon	1	Trustee;
(born 1943)	and	Term;	Industries, Inc.		PNC Funds,
c/o U.S. Bancorp	Trustee	Since	(administrative,		Inc.
Fund Services, LLC		May 1991.	management and business
2020 E. Financial Way			consulting); formerly,
Suite 100			Executive Vice President
Glendora, CA 91741			and Chief Operating
Officer, Integrated Asset
Management (investment
advisor and manager)
and formerly, President,
Value Line, Inc. (investment
advisory and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	1	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive Officer,		The University
Fund Services, LLC		May 1991.	Rockefeller Trust Co.,		of Virginia Law
2020 E. Financial Way			(prior thereto Senior		School
Suite 100			Vice President), and		Foundation.
Glendora, CA 91741			Managing Director,
Rockefeller & Co.
(Investment Manager and
Financial Advisor); formerly,
Senior Vice President,
Norton Simon, Inc.

BOSTON COMMON INTERNATIONAL FUND

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) Continued

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex(2)	Other
Name, Age	with the	Length of	During	Overseen	Directorships
and Address	Trust	Time Served	Past Five Years	by Trustees	Held

Carl A. Froebel	Trustee	Indefinite	Former owner,	1	None.
(born 1938)		Term;	Golf Adventures,
c/o U.S. Bancorp		Since	LLC, (Vacation
Fund Services, LLC		May 1991.	Services); formerly,
2020 E. Financial Way			President and Founder,
Suite 100			National Investor Data
Glendora, CA 91741			Services, Inc.
(investment related
computer software).

Steven J. Paggioli	Trustee	Indefinite	Consultant,	1	Independent
(born 1950)		Term;	formerly, Executive		Trustee, The
c/o U.S. Bancorp		Since	Vice President,		Managers
Fund Services, LLC		May 1991.	Investment Company		Funds; Trustee,
2020 E. Financial Way			Administration, LLC		Managers
Suite 100			(mutual fund		AMG Funds,
Glendora, CA 91741			administrator).		Aston Funds;
Advisory Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel;
formerly
Independent
Director,
Guardian
Mutual Funds.

BOSTON COMMON INTERNATIONAL FUND

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) Continued

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex(2)	Other
Name, Age	with the	Length of	During	Overseen	Directorships
and Address	Trust	Time Served	Past Five Years	by Trustees	Held

Interested Trustee and Officers of the Trust

Eric W. Falkeis(3)	President	Indefinite	Senior Vice	1	None.
(born 1973)		Term; Since	President and
c/o U.S. Bancorp		January	Chief Financial
Fund Services, LLC		2011.	Officer (and other
615 East Michigan St.	Trustee	Indefinite	positions), U.S.
Milwaukee, WI 53202		Term; Since	Bancorp Fund Services,
		Sept. 2011.	LLC, since 1997.

Patrick J. Rudnick	Treasurer	Indefinite	Vice President,	Not	Not
(born 1973)		Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		November	LLC, since 2006;
615 East Michigan St.		2009.	formerly, Manager,
Milwaukee, WI 53202			PricewaterhouseCoopers
LLP (1999-2006).

Elaine E. Richards	Secretary	Indefinite	Vice President and	Not	Not
(born 1968)		Term;	Legal Compliance	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Officer, U.S. Bancorp
Fund Services, LLC		February	Fund Services, LLC,
2020 E. Financial Way		2008.	since July 2007;
Suite 100			formerly Vice President
Glendora, CA 91741			and Senior Counsel,
Wells Fargo Funds
Management, LLC
(2004-2007).

BOSTON COMMON INTERNATIONAL FUND

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) Continued

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex(2)	Other
Name, Age	with the	Length of	During	Overseen	Directorships
and Address	Trust	Time Served	Past Five Years	by Trustees	Held

Donna Barrette	Chief	Indefinite	Vice President	Not	Not
(born 1966)	Compliance	Term:	and Compliance	Applicable.	Applicable.
c/o U.S. Bancorp	Officer	Since	Officer, U.S.
Fund Services, LLC		July 2011.	Bancorp Fund
615 East Michigan St.	Anti-	Indefinite	Services, LLC
Milwaukee, WI 53202	Money	Term:	since August 2004.
	Laundering	Since
	Officer	July 2011.
	Vice	Indefinite
	President	Term:
Since
July 2011.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustee”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

(3)
Mr. Falkeis is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Falkeis is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

BOSTON COMMON INTERNATIONAL FUND

FEDERAL TAX INFORMATION (Unaudited)

For the year ended September 30, 2011, the Boston Common International Fund earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

Country	Gross Dividend	Taxes Withheld
Australia	24,093	1,219
Belgium	5,376	806
Brazil	9,081	—
Switzerland	12,932	2,075
Germany	13,049	2,640
Spain	11,591	2,179
Finland	4,300	645
France	17,089	3,161
United Kingdom	51,351	—
Hong Kong	8,062	—
Japan	25,649	1,796
Luxemburg	1,886	—
Mexico	2,509	—
Netherlands	13,321	1,998
Norway	9,840	1,476
Singapore	1,937	—
Thailand	3,733	373
Taiwan	11,319	2,264
South Africa	5,108	—

BOSTON COMMON INTERNATIONAL FUND

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at (877) 777-6944 and on the Fund’s website at www.bostoncommonfunds.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent year ended June 30 is available without charge, upon request, by calling (877) 777-6944 or through the SEC’s website at www.sec.gov.  (As the Fund commenced operations on December 29, 2010, no proxy voting information is yet available).

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Funds shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Funds make their portfolio holdings available on the Funds’ website www.bostoncommonfunds.com simultaneously with the regulatory requirements.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the transfer agent toll free at (877) 777-6944 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements

BOSTON COMMON INTERNATIONAL FUND

PRIVACY NOTICE (Unaudited)

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisor
BOSTON COMMON ASSET MANAGEMENT, LLC
84 State Street, Suite 940
Boston, Massachusetts  02109

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Boston Common International Fund
Symbol – BCAIX
CUSIP – 74316J110

Printed on 100% post-consumer waste paper

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 9/30/2011
Audit Fees	17,000
Audit-Related Fees	N/A
Tax Fees	2,400
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 9/30/2011
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2011
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Porfolios

By (Signature and Title)* /s/ Eric W. Falkeis
 Eric W. Falkeis, President

Date     December 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
 Eric W. Falkeis, President

Date     December 5, 2011

By (Signature and Title)* /s/ Patrick J. Rudnick
 Patrick J. Rudnick, Treasurer

Date     December 7, 2011

* Print the name and title of each signing officer under his or her signature.